Accounts receivable, net (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Accounts receivable, net
Accounts receivable	$ 79,048,617	$ 44,505,100	$ 41,827,554
Allowance for doubtful accounts	(12,150,082)	(3,932,343)	(2,304,817)	$ (1,622,964)
Total accounts receivable, net	$ 66,898,535	$ 40,572,757	$ 39,522,737